Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2020
Statement [LineItems]
Future Minimum Lease Payments Expected to be Received under Non-cancellable Operating Leases to be Received
Future minimum lease payments expected to be received under
non-cancelable
operating leases as of March 31, 2019 consist of the following:

Yen (millions)
2019
Within 1 year	¥736,650
Between 1 and 5 years	897,789
Later than 5 years	—

Total	¥1,634,439

Future minimum lease payments expected to be received as shown above should not necessarily be considered indicative of future cash collections.
(Future lease payments)
Future lease payments expected to be received under the operating leases by maturity as of March 31, 2020 consist of the following:

Yen (millions)
2020
Within 1 year	¥784,148
Between 1 and 2 years	577,856
Between 2 and 3 years	274,122
Between 3 and 4 years	91,320
Between 4 and 5 years	27,421
Later than 5 years	—

Total	¥1,754,867

Equipment on operating leases [member]
Statement [LineItems]
Summary of Property, Plant and Equipment
The changes in cost, accumulated depreciation and impairment losses, and the carrying amounts of equipment on operating leases for the years ended March 31, 2019 and 2020 are as follows:
(Cost)

Yen (millions)
Balance as of April 1, 2018	¥5,218,446

Additions	¥2,038,734
Sales or disposal	(1,721,471)
Exchange differences on translating foreign operations	164,802
Other	—

Balance as of March 31, 2019	¥5,700,511

Additions	¥2,244,893
Sales or disposal	(1,914,083)
Exchange differences on translating foreign operations	(127,747)
Other	—

Balance as of March 31, 2020	¥5,903,574

(Accumulated depreciation and impairment losses)

Yen (millions)
Balance as of April 1, 2018	¥(1,130,313)

Depreciation	¥(781,082)
Sales or disposal	704,691
Exchange differences on translating foreign operations	(32,242)
Other	(12,716)

Balance as of March 31, 2019	¥(1,251,662)

Depreciation	¥(819,705)
Sales or disposal	801,133
Exchange differences on translating foreign operations	28,760
Other	(36,037)

Balance as of March 31, 2020	¥(1,277,511)

(Carrying amount)

Yen (millions)
Balance as of March 31, 2019	¥4,448,849
Balance as of March 31, 2020	4,626,063

Property, plant and equipment [member]
Statement [LineItems]
Summary of Property, Plant and Equipment
The changes in cost, accumulated depreciation and impairment losses, and the carrying amounts of property, plant and equipment for the years ended March 31, 2019 and 2020 are as follows:
(Cost)

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Construction in progress	Total
Balance as of April 1, 2018	¥545,192	¥2,248,793	¥5,380,505	¥192,559	¥8,367,049

Additions	¥304	¥10,399	¥174,686	¥281,268	¥466,657
Reclassification	2,421	64,101	194,365	(260,887)	—
Sales or disposal	(1,469)	(11,432)	(294,761)	—	(307,662)
Exchange differences on translating foreign operations	307	15,931	63,898	2,647	82,783
Other	128	(269)	(3,710)	(1,618)	(5,469)

Balance as of March 31, 2019	¥546,883	¥2,327,523	¥5,514,983	¥213,969	¥8,603,358

Effect of adopting IFRS 16	76,774	139,914	41,666	—	258,354

Balance as of April 1, 2019 under IFRS 16	623,657	2,467,437	5,556,649	213,969	8,861,712

Additions	7,519	28,933	125,151	293,566	455,169
Reclassification	87	59,861	215,358	(275,306)	—
Sales or disposal	(6,896)	(19,531)	(231,388)	—	(257,815)
Exchange differences on translating foreign operations	(7,860)	(59,431)	(192,632)	(9,717)	(269,640)
Other	(820)	(9,075)	(31,325)	(239)	(41,459)

Balance as of March 31, 2020	¥615,687	¥2,468,194	¥5,441,813	¥222,273	¥8,747,967

(Accumulated depreciation and impairment losses)

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Construction in progress	Total
Balance as of April 1, 2018	¥(4,179)	¥(1,270,762)	¥(4,027,490)	¥(2,185)	¥(5,304,616)

Depreciation	¥—	¥(74,391)	¥(424,645)	¥—	¥(499,036)
Impairment losses	(1,052)	(6,077)	(17,944)	(1,975)	(27,048)
Sales or disposal	22	9,665	254,802	—	264,489
Exchange differences on translating foreign operations	9	(9,266)	(51,094)	23	(60,328)
Other	636	449	3,936	—	5,021

Balance as of March 31, 2019	¥(4,564)	¥(1,350,382)	¥(4,262,435)	¥(4,137)	¥(5,621,518)

Effect of adopting IFRS 16	—	—	—	—	—

Balance as of April 1, 2019 under IFRS 16	¥(4,564)	¥(1,350,382)	¥(4,262,435)	¥(4,137)	¥(5,621,518)

Depreciation	(6,218)	(88,565)	(375,537)	—	(470,320)
Sales or disposal	860	12,673	198,448	—	211,981
Exchange differences on translating foreign operations	156	28,116	144,226	153	172,651
Other	(751)	3,176	6,369	2,149	10,943

Balance as of March 31, 2020	¥(10,517)	¥(1,394,982)	¥(4,288,929)	¥(1,835)	¥(5,696,263)

(Carrying amount)
	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Construction in progress	Total
Balance as of March 31, 2019	¥542,319	¥977,141	¥1,252,548	¥209,832	¥2,981,840
Balance as of March 31, 2020	605,170	1,073,212	1,152,884	220,438	3,051,704

Summary of carrying amounts of the right-of-use assets
The changes in the carrying amounts of the
right-of-use
assets for the year ended March 31, 2020 are as follows:

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Total
Balance as of April 1, 2019	¥81,363	¥142,598	¥95,707	¥319,668

Additions	6,263	19,988	53,276	79,527
Depreciation	(6,218)	(14,755)	(52,437)	(73,410)
Other	(3,492)	(5,310)	(10,941)	(19,743)

Balance as of March 31, 2020	¥77,916	¥142,521	¥85,605	¥306,042